Employee benefits (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 USD [Member]	Dec. 31, 2012 Euro [Member]
Stock option transactions
Outstanding options, Beginning Balance			1,792,305	5,133,659
Outstanding, Weighted average exercise price, Beginning Balance	$ 34.01	€ 24.48
Granted			11,041	32,240
Granted, Weighted average exercise price	$ 51.79	€ 39.52
Exercised			(362,071)	(2,928,641)
Exercised, Weighted average exercise price	$ 15.87	€ 16.07
Forfeited			(350)	(5,530)
Forfeited, Weighted average exercise price	$ 33.75	€ 18.22
Expired			(946,089)	(1,103,566)
Expired, Weighted average exercise price	$ 48.98	€ 55.45
Outstanding options, Ending Balance			494,836	1,128,162
Outstanding, Weighted average exercise price, Ending Balance	$ 19.06	€ 16.38
Exercisable			472,586	1,060,262
Exercisable, Weighted average exercise price	$ 18.09	€ 15.52